Unearned Revenue/ Accrued revenue (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Received In Advance And Unearned Revenue
Unearned Revenue And Cash Received In Advance
	December 31,
	2015	2016
Unearned Revenue
Cash received in advance of service provided – Current liability	$1,956	$2,029
Deferred revenue resulting from varying charter rates
Current liability	-	11
Total Unearned Revenue	$1,956	$2,040

Accrued Revenue
Resulting from revenue earned prior to cash being received – Current asset	$87	$166
Resulting from varying charter rates –Non Current asset	918	929
Total Accrued Revenue	$1,005	$1,095